Taxation - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
United Kingdom	$ 4,638	$ (4,364)	$ (1,041)
United States	3,004	(25,926)	(16,698)
Foreign Other	22,732	42,173	19,682
Total	30,374	11,883	1,943
Deferred:
United Kingdom	(25,416)	(90,345)	(3,664)
United States	(52,225)	4,468	(42,911)
Foreign Other	(5,235)	(11,116)	(14,567)
Total	(82,876)	(96,993)	(61,142)
Income tax benefit	$ (52,502)	$ (85,110)	$ (59,199)